CASH AND CASH EQUIVALENTS AND SHORT-TERM DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2017
CASH AND CASH EQUIVALENTS AND SHORT-TERM DEPOSITS [abstract]
Schedule of cash and cash equivalents and short-term deposits
	As at 31 December 2016	As at 31 December 2017
	RMB’000	RMB’000

Cash at bank and on hand	1,007,156	1,108,015
Term deposits with initial term not more than three months	352,500	52,500
Cash and cash equivalents	1,359,656	1,160,515
Term deposits with initial term of over three months (Note)	108,000	108,000
	1,467,656	1,268,515

Schedule of cash and cash equivalents and short-term deposits denominated by currency
	As at 31 December 2016	As at 31 December 2017
	RMB’000	RMB’000

RMB	1,351,880	1,235,719
HKD	115,680	32,650
USD	96	146
	1,467,656	1,268,515